Income Taxes - Schedule of Open Tax Year for Examination By Jurisdiction (Detail)	12 Months Ended
Dec. 31, 2016
NEW ZEALAND | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year by jurisdiction	2011
NEW ZEALAND | Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year by jurisdiction	2016
BOLIVIA | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year by jurisdiction	2012
BOLIVIA | Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year by jurisdiction	2016
UNITED STATES | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year by jurisdiction	2011
UNITED STATES | Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year by jurisdiction	2016